SHARE CAPITAL - Summary of Granted Restricted Share Units (Detail)	6 Months Ended
Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs	821,124
June 10, 2021 RSUs A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	June 10, 2021 RSUs A
Vesting conditions	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date
Number of RSUs	210,000
June 10, 2021 RSUs B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	June 10, 2021 RSUs B
Vesting conditions	RSUs vest on the earliest of the Company’s next annual general meeting of the shareholder’s and 12 months from the grant date
Number of RSUs	176,468
June 10 2021 RSUs C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	June 10 2021 RSUs C
Vesting conditions	RSUs vested immediately
Number of RSUs	653
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs	387,121